OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER INCOME
Gain on disposal of Property, plant and equipment	$ 1,984,547	$ 312,470	$ 318,771
Recovery AFIP claim	232,617		1,034,040
Others	392,004	238,364	408,088
Total	$ 2,609,168	$ 550,834	$ 1,760,899